Variable Interest Entities ("VIE") - Summary of Bareboat Charters (Details) - Hilli LLC - Variable Interest Entity, Primary Beneficiary - CSSC $ in Thousands	Jun. 30, 2022 USD ($)
Variable Interest Entity [Line Items]
2022	$ 56,831
2023	110,019
2024	105,459
2025	100,673
2026	96,000
2027+	$ 113,414